Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Buildings	Dec. 31, 2012 Buildings	Jun. 30, 2013 Data Processing Equipment Minimum	Dec. 31, 2012 Data Processing Equipment Minimum	Jun. 30, 2013 Data Processing Equipment Maximum	Dec. 31, 2012 Data Processing Equipment Maximum	Jun. 30, 2013 Furniture and Equipment Minimum	Dec. 31, 2012 Furniture and Equipment Minimum	Jun. 30, 2013 Furniture and Equipment Maximum	Dec. 31, 2012 Furniture and Equipment Maximum	Jun. 30, 2013 Leasehold Improvements Minimum	Dec. 31, 2012 Leasehold Improvements Minimum	Jun. 30, 2013 Leasehold Improvements Maximum	Dec. 31, 2012 Leasehold Improvements Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, useful life				30 years	30 years	3 years	3 years	5 years	5 years	3 years	3 years	20 years	20 years	5 years	5 years	10 years	10 years
Buildings	$ 1,732	$ 2,096	$ 2,091
Data processing equipment	60,883	59,901	45,346
Furniture and equipment	6,651	6,183	5,912
Leasehold improvements	2,430	2,380	1,147
Property and equipment	71,696	70,560	54,496
Less - accumulated depreciation and amortization	(40,200)	(35,331)	(19,316)
Depreciable assets, net	31,496	35,229	35,180
Land	1,535	1,508	1,505
Property and equipment, net	$ 33,031	$ 36,737	$ 36,685